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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                  CASH RESERVES
                                      FUND
                                      PMTXX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            7
Performance Update                                           8
Comparing Ongoing Fund Expenses                             10
Schedule of Investments                                     12
Financial Statements                                        22
Notes to Financial Statements                               31
Report of Independent Registered Public Accounting Firm     37
Approval of Investment Advisory Agreement                   38
Trustees, Officers and Service Providers                    42

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

Concerns about the spreading impact of weakness in the housing industry and subsequent, related problems in subprime mortgages dominated fixed-income markets during the second half of 2007, ending a period of relative stability that had characterized the first six months of the year. In the following interview, Seth Roman reviews the investment environment and the strategies that affected Pioneer Cash Reserves during 2007. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Pioneer Cash Reserves invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All holdings have the highest ratings from the two nationally recognized ratings services: A1 by Standard & Poor's Investor Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

Q:   How did the Fund perform during 2007?

A: The Fund performed well in a challenging environment. Pioneer Cash Reserves Class A shares had a total return of 4.72% for the 12 months ending December 31, 2007. During the same 12 months, the average return of the 330 funds in Lipper's Money Market category was 4.49%. On December 31, 2007, the 7-day effective annual SEC yield on Class A shares was 4.34%. The Fund's net asset value remained stable at $1.00 throughout the year.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What were the principal factors affecting Fund performance during 2007?

A: The year offered two very different environments for investing in money market securities as well as in the capital markets in general. The economy appeared to be strong and vital during the first six months of 2007. Given this backdrop, the U.S. Federal Reserve Board (the Fed) left the influential Fed funds rate unchanged at 5.25% and appeared more concerned about containing inflationary pressures than making any attempt to stimulate economic growth further. The second six months presented a much more challenging environment, as concerns about the impact of problems in the housing and subprime mortgage industries affected even some money market instruments. Some higher-yielding short-term instruments, such as structured investment vehicles (SIVs), had exposure to subprime mortgage debt, and fears about the credit worthiness of these vehicles roiled the fixed income market in the closing months of the year. In an effort to restore stability in the market and reinvigorate growth, the Fed cut the Fed funds rate three different times between September and the end of the year. The rate stood at 4.25% on December 31, 2007, amid widespread expectations that the Fed might cut it further in 2008. The Fed also took additional actions to inject more liquidity into the financial markets to encourage lending activity.

     Throughout the year, we avoided any investments in SIVs or other subprime-related securities. We held to our long-term, conservative discipline of investing in only very high quality, highly liquid assets. Our primary objectives remained to maintain the Fund's $1.00 net asset value and to ensure that all investments were highly liquid and could be traded without compromising their prices.

     As short-term interest rates started to decline in the final months of the year, we tried to strike a balance in our duration management. The Fund maintained significant investments in very short-term securities to ensure ample liquidity in the event shareholders wanted to redeem their shares. We also held longer-maturity securities, ranging from six months to a year, to pick up the added yield that would be available. By the end of the year, the Fund's effective duration was about 38 days, compared to about 50 days six months earlier.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We have become increasingly concerned about the extent of the slowing of the domestic economy. The Fed has indicated that it is prepared to be aggressive and take further actions to avoid an economic recession. As a result, further cuts in the Fed funds rate appear likely.

     Given this likely scenario, we will attempt to strike a balance in the Fund, with enough very short-term investments to ensure sufficient liquidity. We also will look for opportunities to lock in higher yields of some longer maturity securities. In all our decisions, we intend to maintain our focus on very high quality investments.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented as a pie chart in the printed material]


Temporary Cash Investments              52.5%
U.S. Corporate Bonds                    42.5%
U.S. Government Agency Obligations        3.9%
Municipal Bonds                          1.0%
Collateralized Mortgage Obligations      0.1%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*


    1.    BNP Paribas, Floating Rate Note, 11/25/08                 3.59%
    2.    Federal Home Loan Mortgage Corp., 0.0%, 1/2/08            2.12%
    3.    Credit Suisse First Boston, Floating Rate Note, 6/2/08    1.78%
    4.    Goldman Sachs & Co., 5.1%, 1/9/08                         1.63%
    5.    Royal Bank of Scotland, 5.19%, 1/9/08                     1.60%
    6.    Citigroup Global Markets, Floating Rate Note, 3/7/08      1.53%
    7.    UBS Finance, 5.20%, 1/8/08                                1.52%
    8.    Dexia Delaware LLC, 4.73%, 1/4/08                         1.49%
    9.    BP Capital Markets Plc, 4.45%, 3/28/08                    1.48%
   10.    Toronto Dominion Holding USA, 4.6%, 2/8/08 (144A)         1.44%

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share    12/31/07   12/31/06
   Class A Shares           $1.00      $1.00
   Class B Shares           $1.00      $1.00
   Class C Shares           $1.00      $1.00
   Class R Shares           $1.00      $1.00
   Class Y Shares           $1.00      $1.00

Distributions Per Share
--------------------------------------------------------------------------------


                      Income        Short-Term       Long-Term
(1/1/07 - 12/31/07)   Dividends     Capital Gains    Capital Gains
   Class A Shares     $0.0462       $    -           $    -
   Class B Shares     $0.0350       $    -           $    -
   Class C Shares     $0.0363       $    -           $    -
   Class R Shares     $0.0387       $    -           $    -
   Class Y Shares     $0.0476       $    -           $    -

Yields*
--------------------------------------------------------------------------------

                     7-Day Annualized   7-Day Effective**
   Class A Shares         4.72%              4.83%
   Class B Shares         3.52%              3.58%
   Class C Shares         3.77%              3.84%
   Class R Shares         4.10%              4.18%
   Class Y Shares         4.90%              5.02%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.



**   Assumes daily compounding of dividends.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07
--------------------------------------------------------------------------------

Expense Ratio
--------------------------------------------------------------------------------


(Per prospectus dated May 1, 2007)    Gross    Net
   Class A Shares                    0.75%   0.75%
   Class B Shares                    1.86%   1.86%
   Class C Shares                    1.70%   1.70%
   Class R Shares                    1.53%   1.53%
   Class Y Shares                    0.47%   0.47%

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

   Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2007 through December 31, 2007


Share Class                 A             B             C             R             Y
----------------------------------------------------------------------------------------
 Beginning Account     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value On 7/1/07
 Ending Account        $1,023.46     $1,017.49     $1,018.47     $1,020.32     $1,024.32
 Value On 12/31/07
 Expenses Paid         $    3.57     $    9.21     $    8.45     $    7.13     $    2.35
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, 1.81%, 1.66%, 1.40%, and 0.46% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2007 through December 31, 2007

Share Class                  A              B              C              R              Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 7/1/07
 Ending Account        $1,021.68      $1,016.08      $1,016.84      $1,018.15      $1,022.89
 Value On
 12/31/07
 Expenses Paid         $    3.57      $    9.20      $    8.44      $    7.12      $    2.35
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, 1.81%, 1.66%, 1.40%, and 0.46% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
                                          Banks - 0.1%
                                          Thrifts & Mortgage Finance - 0.1%
 $   449,035  4.86             AAA/Aaa    Federal Home Loan Mortgage, Corp.,
                                            Multifamily VRD Certificate, Floating
                                            Rate Note, 1/15/42                         $    449,035
                                                                                       ------------
                                          TOTAL COLLATERALIZED MORTGAGE
                                          OBLIGATIONS
                                          (Cost $449,035)                              $    449,035
                                                                                       ------------
                                          CORPORATE BONDS - 42.4%
                                          Capital Goods - 1.5%
                                          Construction & Farm Machinery & Heavy Trucks - 0.0%
     100,000  4.94               A/A2     Caterpillar Financial Services, Floating
                                            Rate Note, 2/11/08                         $    100,009
                                                                                       ------------
                                          Industrial Conglomerates - 1.4%
   2,980,000                   AAA/AAA    General Electric Capital Corp., 4.25%,
                                            1/15/08                                    $  2,978,902
   9,000,000  5.29             AAA/AAA    General Electric Capital Corp.,
                                            1/3/08                                        9,000,027
   1,505,000  5.11             AAA/AAA    General Electric Capital Corp.,
                                            7/28/08                                       1,505,364
                                                                                       ------------
                                                                                       $ 13,484,293
                                                                                       ------------
                                          Total Capital Goods                          $ 13,584,302
                                                                                       ------------
                                          Banks - 16.3%
                                          Diversified Banks - 16.2%
   2,490,000                   AA-/AA3    Banknorth Group, Inc., 3.75%
                                            5/1/08                                     $  2,478,090
  30,458,092  4.90              AA/AA1    BNP Paribas, Floating Rate Note,
                                            11/25/08                                     30,458,092
   9,775,000  5.07             AA+/AA1    BP Capital Markets PLC, Floating Rate
                                          Note, 1/9/09                                    9,775,000
  10,000,000  5.35             AA-/AA1    Credit Agricole, Floating Rate Note,
                                            4/23/07 (144A)                               10,000,000
   4,100,000  4.27             AA+/Aaa    Landesbk Baden-Wurtt Ny, Floating
                                            Rate Note, 1/29/08                            4,100,048
   1,000,000  5.26             AA-/AA1    Nordea Bank AB., Floating Rate Note,
                                            10/10/08 (144A)                                 999,956

12  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------


                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          Diversified Banks - (continued)
 $ 5,880,000  4.85             AAA/AAA    RaboBank Nederland, Floating Rate
                                            Note, 12/12/08                             $  5,880,000
   2,710,000  4.90             AA-/AAA    Royal Bank of Canada, Floating Rate
                                            Note, 3/20/08                                 2,710,000
   9,000,000  5.23              NA/NA     Royal Bank of Canada, Floating Rate
                                            Note, 10/3/08                                 9,000,000
   9,930,000  5.30              NA/NA     Royal Bank of Canada, Floating Rate
                                            Note, 9/10/08                                 9,921,695
  10,520,000  5.26              AA/AAA    Royal Bank of Scotland Plc, Floating
                                            Rate Note, 4/11/08                           10,521,250
   4,500,000  5.41              AA/AAA    Royal Bank of Scotland Plc, Floating
                                            Rate Note, 7/21/08 (144A)                     4,501,797
   8,630,000  5.17              A+/Aa2    Svenska Handelsbanken, Floating
                                            Rate Note, 10/10/08                           8,630,000
   2,500,000                    AA/AA3    US Bancorp, 3.125%, 3/15/08                     2,487,244
   4,650,000                   AA+/AA1    US Bank, 4.125%, 3/17/08                        4,638,581
     800,000                    AA/AA3    US Bank, 6.5%, 2/1/08                             800,738
   3,960,000                   AA-/Aa3    Wachovia Corp., 3.5%, 8/15/08                   3,914,782
     335,000  5.03             AA-/AA3    Wachovia Corp., Floating Rate Note,
                                            10/28/08                                        334,719
   6,100,000  5.29             AA+/AA1    Wells Fargo & Co., Floating Rate
                                            Note, 1/2/08                                  6,100,000
   3,360,000  5.19             AA+/AA1    Wells Fargo & Co., Floating Rate
                                            Note, 3/10/08                                 3,360,457
   9,175,000  5.11             AA+/AA1    Wells Fargo & Co., Floating Rate
                                            Note, 7/14/08 (144A)                          9,178,233
   5,445,000  4.71             AA+/AA1    Wells Fargo Co., Floating Rate Note,
                                            3/10/08                                       5,443,943
   5,825,000                    AA/AA1    Westpac Banking, Floating Rate Note,
                                            12/5/08 (144A)                                5,825,000
     300,000  5.21             AAA/AA1    Westpac Banking, Floating Rate Note,
                                            6/6/08                                      299,714
                                                                                       ------------
                                                                                       $151,359,339
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          Regional Banks - 0.1%
 $   575,000  5.31             AA-/AA3    Suntrust Bank Atlanta, Floating Rate
                                            Note, 4/2/08                               $    575,144
     270,000                    A+/AA3    Suntrust Banks, 4.0%, 10/15/08                    268,026
                                                                                       ------------
                                                                                       $    843,170
                                                                                       ------------
                                          Total Banks                                  $152,202,509
                                                                                       ------------
                                          Diversified Financials - 19.4%
                                          Asset Management & Custody Banks - 0.3%
     495,000                    A+/AA3    Bank of New York, 3.75%, 2/15/08             $    494,060
   2,070,000  4.97              A+/AA3    Bank of New York, Floating Rate Note,
                                            6/16/08                                       2,070,602
                                                                                       ------------
                                                                                       $  2,564,662
                                                                                       ------------
                                          Consumer Finance - 2.0%
     150,000  4.67              A+/AA3    American Express, Floating Rate
                                            Note, 5/7/08                               $    149,879
   7,000,000  5.35              A+/AA3    American Express, Floating Rate
                                            Note, 3/5/08                                  7,000,000
     250,000  5.04             AA-/AA3    HSBC Finance Corp., Floating Rate
                                            Note, 5/9/08                                    250,136
   6,845,000  5.22              A+/A1     National Rural Utilities, Floating Rate
                                            Note, 7/3/08                                  6,844,116
   5,080,000  4.96              1/Baa1    SLM Corp., Floating Rate Note,
                                            4/18/08                                       5,080,025
                                                                                       ------------
                                                                                       $ 19,324,156
                                                                                       ------------
                                          Investment Banking & Brokerage - 7.1%
   5,135,000  5.16               A/A2     Bear Stearns Co., Floating Rate Note,
                                            4/29/08                                    $  5,137,730
  15,080,000  5.23             AA-/AA1    Credit Suisse First Boston, Floating
                                            Rate Note, 6/2/08                            15,089,196
     995,000                   AA-/AA3    Goldman Sachs Group, Inc., 4.125%,
                                            1/15/08                                         994,621
     500,000  5.46             AA-/AA3    Goldman Sachs Group, Inc., Floating
                                            Rate Note, 2/26/08                              500,338
     370,000                    A+/A1     Lehman Brothers Holdings, 4.0%,
                                            1/22/08                                         369,774
   1,300,000  5.26              A+/A1     Lehman Brothers Holdings, Floating
                                            Rate Note, 4/2/08                             1,300,171

14  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          Investment Banking & Brokerage - (continued)
 $ 8,000,000  5.04              A+/A1     Merrill Lynch & Co., Inc., Floating
                                            Rate Note, 3/24/08                         $  8,000,000
   2,400,000                    A+/A1     Merrill Lynch & Co., 5.46%, 6/16/08             2,399,287
   4,400,000  4.90              A+/A1     Merrill Lynch & Co., Floating Rate
                                            Note, 2/14/08                                 4,400,323
     250,000  5.11              A+/A1     Merrill Lynch & Co., Floating Rate
                                            Note, 8/22/08                                   249,642
  10,000,000  5.32             AA-/AA3    Merrill Lynch & Co., Floating Rate
                                            Note, 9/3/08                                 10,000,000
   8,820,000  5.33             AA-/AA3    Morgan Stanley, Floating Rate Note,
                                            1/18/08                                       8,820,606
     400,000  5.18             AA-/AA3    Morgan Stanley, Floating Rate Note,
                                            3/14/08                                         399,955
   9,000,000  4.96             AA-/AA3    Morgan Stanley, Floating Rate Note,
                                            7/25/08                                       9,006,032
                                                                                       ------------
                                                                                       $ 66,667,675
                                                                                       ------------
                                          Diversified Financial Services - 9.5%
     305,000  5.36             AA+/AAA    Bank of America Corp., Floating Rate
                                            Note, 7/25/08                              $    304,715
     975,000                    AA/AAA    Bank One Corp., 3.7%, 1/15/08                     974,423
   4,550,000  5.21               A/A2     Caterpillar Financial Services, Floating
                                            Rate Note, 4/17/08                            4,550,379
  13,000,000  5.19              AA/AA3    Citigroup Global Markets, Floating
                                            Rate Note, 3/7/08                            13,001,901
  11,060,000  4.94              AA/AA3    Citigroup, Inc., Floating Rate Note,
                                            5/02/08                                      11,063,372
   9,105,000  4.69             AAA/AAA    GE Capital Corp., Floating Rate Note,
                                            12/5/08 (Extendible)                          9,103,326
   4,530,000  5.18              NR/NR     JP Morgan Chase & Co., Floating
                                            Rate Note, 9/4/09                             4,531,967
   8,000,000  5.05             AA-/AAA    JP Morgan Chase & Co., Floating
                                            Rate Note, 5/15/08                            8,006,317
   6,518,000  5.15             AA-/AA3    JP Morgan Chase & Co., Floating
                                            Rate Note, 1/25/08                            6,518,432
   1,500,000  5.22             AA-/AA3    JP Morgan Chase & Co., Floating
                                            Rate Note, 12/2/08                            1,501,046

The accompanying notes are an integral part of these financial statements.   15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          Diversified Financial Services - (continued)
 $ 7,805,000  5.31              AA/AA1    MBNA Corp., Floating Rate Note,
                                            5/5/08                                     $  7,816,608
   3,986,000                   AAA/Aaa    Toyota Motor Credit Corp., 2.875%,
                                            8/1/08                                        3,930,894
  10,000,000  5.23             AAA/AAA    Toyota Motor Credit Corp., Floating
                                            Rate Note, 4/15/08                           10,000,947
   7,500,000  5.67             AAA/AAA    Toyota Motor Credit Corp., Floating
                                            Rate Note, 9/15/08                            7,500,000
                                                                                       ------------
                                                                                       $ 88,804,327
                                                                                       ------------
                                          Specialized Finance - 0.4%
   3,470,000                    A+/A1     National Rural Utilities, 3.875%,
                                            2/15/08                                    $  3,465,138
                                                                                       ------------
                                          Total Diversified Financials                 $180,825,958
                                                                                       ------------
                                          Insurance - 4.6%
                                          Life & Health Insurance - 2.3%
   8,000,000  4.97              AA/AA3    Met Life Global Funding I, Floating
                                            Rate Note, 2/28/08 (144A)                  $  8,000,000
   8,735,000  5.13              AA/AA3    Met Life Global Funding I, Floating
                                            Rate Note, 8/14/08                            8,736,618
   5,030,000                    AA/AA3    Met Life, Inc., 2.6%, 6/19/08                   4,975,701
                                                                                       ------------
                                                                                       $ 21,712,319
                                                                                       ------------
                                          Multi-Line Insurance - 2.3%
  10,960,000  5.33              A+/A1     American General Finance, Floating
                                            Rate Note, 1/18/08                         $ 10,960,423
   9,000,000  4.99              A+/A1     American General Finance, Floating
                                            Rate Note, 6/27/08                            9,001,179
   1,095,000  5.21              AA/AA3    American International Group, Floating
                                            Rate Note, 6/23/08                            1,093,555
                                                                                       ------------
                                                                                       $ 21,055,157
                                                                                       ------------
                                          Total Insurance                              $ 42,767,476
                                                                                       ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                Value
                                          Technology Hardware & Equipment - 0.5%
                                          Computer Hardware - 0.5%
 $ 5,000,000  5.27              A+/A1     IBM Corp., Floating Rate Note,
                                            10/8/08                                    $  5,000,000
                                                                                       ------------
                                          Total Technology Hardware
                                            & Equipment                                $  5,000,000
                                                                                       ------------
                                          Telecommunication Services - 0.2%
                                          Integrated Telecommunication Services - 0.2%
   1,560,000  4.96               A/A2     AT&T, Inc., Floating Rate Note,
                                            5/15/08                                    $  1,559,247
                                                                                       ------------
                                          Total Telecommunication Services             $  1,559,247
                                                                                       ------------
                                          TOTAL CORPORATE BONDS
                                          (Cost $395,981,400)                          $395,939,492
                                                                                       ------------
                                          U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
                                          Government - 3.9%
   8,550,000                   AAA/AAA    Federal Home Loan Bank, 4.5%,
                                            11/7/08                                    $  8,548,185
  18,000,000                    NR/NR     Federal Home Loan Mortgage Corp.,
                                            0.0%, 1/2/08                                 18,000,000
  10,060,000                   AAA/Aaa    U.S. Treasury Note, 4.125%,
                                            8/15/08                                      10,059,404
                                                                                       ------------
                                                                                       $ 36,607,589
                                                                                       ------------
                                          TOTAL U.S. GOVERNMENT AGENCY
                                          OBLIGATIONS
                                          (Cost $36,607,589)                           $ 36,607,589
                                                                                       ------------
                                          MUNICIPAL BONDS - 1.0%
                                          Government - 0.3%
   2,110,000  5.03              AAA/NR    Southern Ute Indian Tribe, Floating
                                            Rate Note, 1/1/27                          $  2,110,000
   1,000,000  4.45              AA/AA1    Texas State Variable Revenue, Tax-
                                            able, Floating Rate Note, 12/1/26             1,000,000
                                                                                       ------------
                                                                                       $  3,110,000
                                                                                       ------------
                                          Municipal Development - 0.1%
     700,000  5.11              NR/Aa1    Nassau County, NY Industrial
                                            Development, Floating Rate Note,
                                            11/1/14                                    $    700,000
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                   Value
                                          Municipal Single Family Housing - 0.6%
 $ 5,065,000  5.10             AAA/Aaa    Iowa Finance Authority Revenue,
                                            Floating Rate Note, 7/1/37                $  5,065,000
                                                                                       ------------
                                          TOTAL MUNICIPAL BONDS
                                          (Cost $8,875,000)                            $  8,875,000
                                                                                       ------------
                                          TEMPORARY CASH INVESTMENTS - 52.2%
                                          Commercial Paper - 43.4%
     795,000                    NR/NR     Abbey National North America, 5.3%,
                                            1/2/08                                     $    795,000
   4,800,000                   AA-/AA2    Abn Amro Bank NV, 4.81%, 1/31/08                4,799,929
   8,500,000                   AA-/AA2    Abn Amro Bank NV, 5.03%, 1/24/08                8,500,154
   9,200,000                   AA-/AA2    Abn Amro Bank NV, 5.36%, 1/10/08                9,200,019
   9,000,000                    NR/NR     Anglo Irish Bank, Inc., 5.19%, 3/4/08           8,919,555
   9,000,000                    NR/NR     Anglo Irish Bank, Inc., 5.23%, 3/5/08           8,917,628
   4,610,000                    NR/NR     Banco Bilbao Vizcaya, 4.75%, 3/28/08            4,557,689
   4,590,000                    NR/NR     Banco Bilbao Vizcaya, 4.95%, 2/1/08
                                           (144A)                                         4,571,066
   5,000,000                    NR/NR     Banco Bilbao Vizcaya, 5.0%, 1/15/08
                                           (144A)                                         4,990,972
   4,300,000                    NR/NR     Banco Bilbao Vizcaya, 5.1%, 1/10/08
                                           (144A)                                         4,295,127
   9,100,000                   AA-/Aa2    Bank of America Corp., 4.7%,
                                          4/30/08                                         8,958,622
   9,050,000                   AA-/Aa2    Bank of America Corp., 4.84%,
                                          1/25/08                                         9,022,015
   4,750,000                   AA-/Aa2    Bank of America Corp., 5.3%, 2/7/08             4,724,826
   2,920,000                    A+/Aa3    Bank of Ireland, 5.08%, 1/10/08
                                           (144A)                                         2,916,703
   4,750,000                    A+/Aa3    Bank of Ireland, 5.27%, 1/14/08
                                           (144A)                                         4,741,656
  12,170,000                    NR/AA1    Barclays Bank Plc, 4.88%, 2/8/08               12,170,000
   4,280,000                    NR/AA1    Barclays Bank Plc, 4.93%, 2/25/08               4,280,122
   5,125,000                    NR/AA1    Barclays Bank Plc, 5.12%, 2/11/08               5,125,000
   9,370,000                   A-1+/NR    BHP Billiton Finance USA, 5.4%,
                                            1/11/08 (144A)                                9,357,351
   5,760,000                   A-1+/NR    BHP Billiton Finance USA, 5.42%,
                                            1/4/08 (144A)                                 5,758,233

18  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      S&P/
                    Floating       Moody's
     Principal      Rate (b)       Ratings
        Amount   (unaudited)   (unaudited)                                                  Value
                                           Commercial Paper - (continued)
 $12,690,000                     NR/NR     BP Capital Markets Plc, 4.45%,
                                             3/28/08                                   $ 12,555,098
   4,250,000                     NR/NR     CBA Delaware, Inc., 4.65%, 1/30/08             4,234,629
   8,575,000                     NR/NR     CBA Delaware, Inc., 4.75%, 1/7/08              8,569,343
   4,790,000                     NR/NR     CBA Delaware, Inc., 4.9%, 2/21/08              4,757,401
   4,430,000                     NR/NR     CBA Delaware, Inc., 5.04%, 2/4/08              4,409,533
   5,050,000                     NR/NR     Citibank North America, 4.85%,
                                             2/14/08                                      5,050,000
   5,000,000                    AA-/AA2    Credit Agricole SA, 4.85%, 2/1/08              4,998,641
   5,065,000                    A-1+/NR    Depfa Bank Plc, 4.76%, 1/4/08
                                             (144A)                                       5,063,661
   4,600,000                     NR/AA1    Deutsche Bank, NY, 5.4%, 7/28/08               4,600,000
  12,660,000                    A-1+/NR    Dexia Delaware LLC, 4.73%, 1/4/08             12,656,673
   5,000,000                    A-1+/NR    Dexia Delaware LLC, 4.81%,
                                             3/26/08                                      4,943,883
   4,650,000                    A-1+/NR    Dexia Delaware LLC, 4.85%,
                                             3/19/08                                      4,601,763
   4,200,000                    A-1/AA3    Fortis Bank New York, 5.305%,
                                             2/19/08                                      4,200,027
   7,000,000                    A-1+/NR    Fortis Banque, 4.5%, 5/1/08                    6,891,000
  10,990,000                     NR/NR     Goldman, Sachs & Co., 3.7%, 1/2/08            10,990,000
   4,530,000                     NR/NR     Goldman, Sachs & Co., 4.83%, 1/31/08           4,512,375
  13,810,000                     NR/NR     Goldman, Sachs & Co., 5.1%, 1/9/08            13,796,305
   5,000,000                     AA/AA3    HBOS Treasury Services, 5.42%,
                                             6/18/08                                      4,999,342
   1,055,000   5.06              AA/AA3    HSBC Bank USA, Floating Rate Note,
                                             7/28/08                                      1,052,405
   5,400,000                     NR/NR     ING Funding LLC, 4.68%, 1/24/08                5,384,556
     735,000                    A-1+/NR    ING Funding LLC, 4.95%, 1/15/08                  733,686
     100,000                     NR/NR     J.P. Morgan Chase & Co., 4.92%,
                                             1/24/08                                         99,700
   4,380,000                    A-1+/NR    JP Morgan Chase & Co., 5.04%,
                                             2/1/08                                       4,361,604
   8,825,000                     NR/NR     Landesbank Baden-Wurttemberg,
                                             4.8%, 1/11/08                                8,814,410
   4,660,000                    AA-/AA3    Nordea Bank, NY, 5.315%, 2/20/08               4,660,000

The accompanying notes are an integral part of these financial statements.   19

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                   (continued)
--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          Commercial Paper - (continued)
 $ 9,040,000                    NR/NR     Nordea North America, Inc., 5.12%,
                                            1/2/08                                     $  9,040,000
   9,590,000                    NR/NR     Nordea North America, Inc., 5.19%,
                                            1/4/08                                        9,587,235
  13,550,000                   A-1/AA1    Royal Bank of Scotland, 5.19%,
                                            1/9/08                                       13,550,000
   3,060,000  5.04              AA/AA1    Royal Bank of Scotland NY, Floating
                                            Rate Note, 2/25/08                            3,060,045
   6,440,000                    NR/NR     Societe Generale North America,
                                            4.72%, 2/7/08                                 6,409,603
   4,275,000                    NR/NR     Societe Generale North America,
                                            4.75%, 2/1/08                                 4,258,078
   6,800,000                    NR/NR     Societe Generale North America,
                                            4.9%, 1/22/08                                 6,781,489
   3,242,000                    NR/NR     Societe Generale North America,
                                            5.14%, 1/7/08                                 3,239,686
   4,675,000                    NR/NR     Societe Generale North America,
                                            5.185%, 2/8/08                                4,650,087
   6,000,000                    NR/NR     Societe Generale North America,
                                            4.99%, 1/28/08                                5,978,377
   6,000,000                   AA-/Aa1    Svenska Handelsbank, 4.7%, 1/8/08               5,995,300
  12,170,000                    A-1/NR    Toronto Dominion Bank, 4.75%,
                                            1/7/08                                       12,170,017
   4,000,000                   A-1/AA3    Toronto Dominion Bank, 4.85%,
                                            6/6/08                                        3,999,989
  12,300,000                    A-1/NR    Toronto Dominion Holding USA, 4.6%,
                                            2/8/08 (144A)                                12,240,711
   4,500,000                    AA/AA3    UBS AG Stamford, 5.11%, 3/3/08                  4,499,738
   3,500,000                    NR/NR     UBS Finance, 5.25%, 2/19/08                     3,475,500
  12,920,000                    NR/Aa2    UBS Finance, 5.20%, 1/8/08                     12,908,802
     150,000                    NR/Aa2    UBS Finance, 5.3%, 1/23/08                        149,536
     410,000                    NR/NR     Westpac Banking Corp., 4.93%,
                                            2/26/08 (144A)                                  406,912
   2,475,000                    NR/NR     Westpac Banking Corp., 4.94%,
                                            3/18/08 (144A)                                2,450,889

20  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     S&P/
                   Floating       Moody's
    Principal      Rate (b)       Ratings
       Amount   (unaudited)   (unaudited)                                                     Value
                                          Commercial Paper - (continued)
 $ 7,270,000                    NR/NR     Westpac Banking Corp., 5.06%,
                                            1/15/08 (144A)                             $  7,256,719
                                                                                       ------------
                                                                                       $405,646,415
                                                                                       ------------
                                          Repurchase Agreement - 8.8%
  82,575,000                              Bank of America Corp., 4.49%, dated
                                          12/31/07, repurchase price of
                                          $82,575,000 plus accrued interest
                                          on 1/2/08 collateralized by the
                                          following:
                                          $3,409,928, Freddie Mac Giant,
                                            5.0%, 7/1/35
                                          $39,053,461, Freddie Mac Giant,
                                            6.0%, 9/1/37
                                          $23,267,117, Freddie Mac, 5.6%,
                                            10/17/13
                                          $12,068,042, Freddie Mac Discount
                                            Note, 0.0%, 2/20/08
                                          $11,514,377, U.S. Treasury Bond
                                            Strip, 0.0%, 5/15/21                       $ 82,575,000
                                                                                       ------------
                                          TOTAL TEMPORARY CASH
                                          INVESTMENTS
                                          (Cost $488,221,415)                          $488,221,415
                                                                                       ------------
                                          TOTAL INVESTMENT IN SECURITIES - 99.6%
                                          (Cost $930,092,531) (a)                      $930,092,531
                                                                                       ------------
                                          OTHER ASSETS AND
                                            LIABILITIES - 0.4%                         $  4,003,574
                                                                                       ------------
                                          TOTAL NET ASSETS - 100.0%                    $934,096,105
                                                                                       ============

NR   Not rated by either S&P or Moody's

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2007, the value of these securities amounted to $102,554,986 or 11.0% of net assets.

(a) At December 31, 2007, cost for federal income tax purposes was $930,092,531.

(b) Debt obligation with a Floating interest rate. Rate shown is rate at period end

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $930,092,531)            $930,092,531
  Cash                                                       2,349,756
  Receivables -
    Fund shares sold                                         2,610,239
    Dividends, interest and foreign taxes withheld           4,025,554
    Investment Securities Sold                                  55,037
  Other                                                         92,222
                                                          ------------
     Total assets                                         $939,225,339
                                                          ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                               $  3,744,130
    Investment securities purchased                            504,665
    Dividends                                                  527,212
  Due to affiliates                                            232,423
  Accrued expenses                                             120,804
                                                          ------------
     Total liabilities                                    $  5,129,234
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $934,472,175
  Distributions in excess of net investment income             (87,241)
  Accumulated net realized loss on investments                (288,829)
                                                          ------------
     Total net assets                                     $934,096,105
                                                          ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $739,516,720/739,915,113 shares)      $       1.00
                                                          ============
  Class B (based on $41,538,547/41,515,881 shares)        $       1.00
                                                          ============
  Class C (based on $68,249,963/68,257,264 shares)        $       1.00
                                                          ============
  Class R (based on $1,582,215/1,582,665 shares)          $       1.00
                                                          ============
  Class Y (based on $83,208,660/83,200,594 shares)        $       1.00
                                                          ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Interest                                               $47,556,813
     Total investment income                                               $47,556,813
                                                                           -----------
EXPENSES:
  Management fees                                        $ 3,576,152
  Transfer agent fees and expenses
    Class A                                                  739,880
    Class B                                                  140,968
    Class C                                                  121,328
    Class R                                                    5,182
    Class Y                                                    1,698
  Distribution fees
    Class A                                                1,059,722
    Class B                                                  371,977
    Class C                                                  554,739
    Class R                                                    5,377
  Administrative fees                                        200,079
  Custodian fees                                              35,466
  Registration fees                                          147,412
  Professional fees                                           67,626
  Printing expense                                            53,659
  Fees and expenses of nonaffiliated trustees                 18,847
  Miscellaneous                                               22,543
                                                         -----------
     Total expenses                                                        $ 7,122,655
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                           (352)
     Less fees paid indirectly                                                 (41,252)
                                                                           -----------
     Net expenses                                                          $ 7,081,051
                                                                           -----------
       Net investment income                                               $40,475,762
                                                                           -----------
NET REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                         $  (202,771)
                                                                           -----------
  Net increase in net assets resulting from operations                     $40,272,991
                                                                           ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                          Year Ended            Year Ended
                                                           12/31/07              12/31/06
FROM OPERATIONS:
Net investment income                                $   40,475,762        $   37,246,678
Net realized gain (loss) on investments                    (202,771)                   44
                                                     ---------------       ---------------
    Net increase in net assets resulting
     from operations                                 $   40,272,991        $   37,246,722
                                                     ---------------       ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.0462 and $0.0429 per share,
    respectively)                                    $  (33,577,192)       $  (27,942,500)
  Class B ($0.0350 and $0.0316 per share,
    respectively)                                        (1,303,420)           (1,411,137)
  Class C ($0.0363 and $0.0327 per share,
    respectively)                                        (2,023,399)           (1,859,429)
  Investor Class ($0.00 and $0.0413 per share,
    respectively)                                                 -            (2,125,901)
  Class R ($0.0387 and $0.30382 per share,
    respectively)                                           (41,871)              (48,544)
  Class Y ($0.0476 and $0.0457 per share,
    respectively)                                        (3,617,121)           (3,924,949)
                                                     ---------------       ---------------
     Total distributions to shareowners              $  (40,563,003)       $  (37,312,460)
                                                     ---------------       ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                     $1,696,184,477        $1,348,907,844
Reinvestment of distributions                            34,549,319            31,457,400
Cost of shares repurchased                           (1,670,646,045)       (1,348,517,935)
                                                     ---------------       ---------------
  Net increase in net assets resulting from
    Fund share transactions                          $   60,087,751        $   31,847,309
                                                     ---------------       ---------------
  Net increase in net assets                         $   59,797,739        $   31,781,571
NET ASSETS:
Beginning of year                                       874,298,366           842,516,795
                                                     ---------------       ---------------
End of year                                          $  934,096,105        $  874,298,366
                                                     ==============        ==============
Distributions in excess of net investment income     $      (87,241)       $            -
                                                     ==============        ==============

24  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '07 Shares           '07 Amount          '06 Shares         '06 Amount
CLASS A
Shares sold                      1,220,384,025       $1,220,384,088        895,842,603       $895,842,609
Conversion of Investor shares
  to Class A shares                          -                    -         47,727,976         47,723,806
Reinvestment of distributions       31,234,949           31,234,949         26,537,726         26,537,726
Less shares repurchased         (1,219,968,763)      (1,219,968,779)      (833,370,035)      (833,369,747)
                                --------------       --------------       ------------       ------------
   Net increase                     31,650,211       $   31,650,258        136,738,270       $136,734,394
                                ==============       ==============       ============       ============
CLASS B
Shares sold                         53,403,563       $   53,403,564         51,251,145       $ 51,251,145
Reinvestment of distributions        1,160,070            1,160,070          1,224,496          1,224,496
Less shares repurchased            (46,830,295)         (46,830,298)       (60,030,424)       (60,030,427)
                                --------------       --------------       ------------       ------------
   Net increase (decrease)           7,733,338       $    7,733,336         (7,554,783)      $ (7,554,786)
                                ==============       ==============       ============       ============
CLASS C
Shares sold                        133,143,729       $  133,143,729        103,142,324       $103,142,324
Reinvestment of distributions        1,925,595            1,925,595          1,586,267          1,586,267
Less shares repurchased           (121,707,969)        (121,708,112)      (106,563,120)      (106,563,122)
                                --------------       --------------       ------------       ------------
   Net increase (decrease)          13,361,355       $   13,361,212         (1,834,529)      $ (1,834,531)
                                ==============       ==============       ============       ============
INVESTOR CLASS
Shares sold                                  -       $            -              9,536       $      9,536
Reinvestment of distributions                -                    -          1,969,976          1,969,976
Shares redeemed in conver-
  sion                                       -                    -        (47,727,976)       (47,723,806)
Less shares repurchased                      -                    -        (10,378,412)       (10,378,426)
                                --------------       --------------       ------------       ------------
   Net decrease                              -       $            -        (56,126,876)      $(56,122,720)
                                ==============       ==============       ============       ============
CLASS R
Shares sold                          1,851,103       $    1,851,103          3,162,513       $  3,162,513
Reinvestment of distributions           41,858               41,858             46,846             46,846
Less shares repurchased             (1,057,369)          (1,057,369)        (3,277,567)        (3,277,566)
                                --------------       --------------       ------------       ------------
   Net increase (decrease)             835,592       $      835,592            (68,208)      $    (68,207)
                                ==============       ==============       ============       ============
CLASS Y
Shares sold                        287,401,993       $  287,401,993        295,499,717       $295,499,717
Reinvestment of distributions          186,847              186,847             92,089             92,089
Less shares repurchased           (281,081,487)        (281,081,487)      (334,898,647)      (334,898,647)
                                --------------       --------------       ------------       ------------
   Net increase (decrease)           6,507,353       $    6,507,353        (39,306,841)      $(39,306,841)
                                ==============       ==============       ============       ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
CLASS A
Net asset value, beginning of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                    $  0.046     $  0.043     $  0.023     $  0.005     $  0.003
                                                          --------     --------     --------     --------     --------
Distributions to shareowners:
 Net investment income                                    $ (0.046)    $ (0.043)    $ (0.023)    $ (0.004)    $ (0.003)
                                                          --------     --------     --------     --------     --------
Net asset value, end of period                            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========
Total return*                                                 4.72%        4.38%        2.37%        0.45%        0.26%
Ratio of net expenses to average net assets+                  0.71%        0.75%        0.83%        0.93%        1.00%
Ratio of net investment income to average net assets+         4.61%        4.33%        2.62%        0.45%        0.26%
Net assets, end of period (in thousands)                  $739,517     $708,103     $571,418     $192,860     $227,052
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                 0.71%        0.75%        0.83%        0.93%        1.06%
 Net investment income                                        4.61%        4.33%        2.62%        0.45%        0.20%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 0.70%        0.75%        0.83%        0.93%        0.99%
 Net investment income                                        4.61%        4.33%        2.62%        0.45%        0.27%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.


26   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
INANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                         Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          12/31/07    12/31/06     12/31/05     12/31/04     12/31/03
                              F

CLASS B
Net asset value, beginning of period                     $   1.00     $   1.00     $   1.00     $  1.00      $  1.00
                                                         --------     --------     --------     -------      -------
Increase from investment operations:
 Net investment income                                   $  0.035     $  0.032     $  0.013     $ 0.001      $ 0.001
                                                         --------     --------     --------     -------      -------
Distributions to shareowners:
 Net investment income                                   $ (0.035)    $ (0.032)    $ (0.013)    $(0.001)     $(0.001)
                                                         --------     --------     --------     -------      -------
Net asset value, end of period                           $   1.00     $   1.00     $   1.00     $  1.00      $  1.00
                                                         ========     ========     ========     =======      =======
Total return*                                                3.55%        3.21%        1.33%       0.06%        0.05%
Ratio of net expenses to average net assets+                 1.84%        1.87%        1.90%       1.33%        1.21%
Ratio of net investment income to average net assets+        3.48%        3.22%        1.33%       0.06%        0.05%
Net assets, end of period (in thousands)                 $ 41,539     $ 33,817     $ 41,375     $46,559      $59,059
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.84%        1.87%        1.90%       1.81%        1.87%
 Net investment income                                       3.48%        3.22%        1.33%      (0.43)%      (0.61)%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.82%        1.86%        1.90%       1.33%        1.21%
 Net investment income                                       3.50%        3.23%        1.33%       0.06%        0.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          12/31/07    12/31/06     12/31/05     12/31/04     12/31/03
CLASS C
Net asset value, beginning of period                     $   1.00     $   1.00     $   1.00     $  1.00      $  1.00
                                                         --------     --------     --------     -------      -------
Increase from investment operations:
 Net investment income                                   $  0.036     $  0.033     $  0.015     $ 0.001      $ 0.001
                                                         --------     --------     --------     -------      -------
Distributions to shareowners:
 Net investment income                                   $ (0.036)    $ (0.033)    $ (0.015)    $(0.001)     $(0.001)
                                                         --------     --------     --------     -------      -------
Net asset value, end of period                           $   1.00     $   1.00     $   1.00     $  1.00      $  1.00
                                                         ========     ========     ========     =======      =======
Total return*                                                3.69%        3.33%        1.48%       0.06%        0.05%
Ratio of net expenses to average net assets+                 1.68%        1.71%        1.71%       1.33%        1.19%
Ratio of net investment income to average net assets+        3.64%        3.48%        1.54%       0.06%        0.05%
Net assets, end of period (in thousands)                 $ 68,250     $ 54,906     $ 56,745     $34,413      $32,216
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.68%        1.71%        1.71%       1.70%        1.86%
 Net investment income                                       3.64%        3.45%        1.54%      (0.31)%      (0.62)%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.67%        1.70%        1.71%       1.33%        1.19%
 Net investment income                                       3.65%        3.48%        1.54%       0.06%        0.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                                4/1/03 (a)
                                                         Year Ended   Year Ended   Year Ended   Year Ended          to
                                                          12/31/07     12/31/06     12/31/05     12/31/04        12/31/03
CLASS R
Net asset value, beginning of period                      $   1.00     $   1.00     $   1.00     $   1.00       $    1.00
                                                          --------     --------     --------     --------       ---------
Increase from investment operations:
 Net investment income                                    $  0.039     $  0.038     $  0.019     $  0.003       $   0.001
                                                          --------     --------     --------     --------       ---------
Distributions to shareowners:
 Net investment income                                    $ (0.039)    $ (0.038)    $ (0.019)    $ (0.003)      $  (0.000)(b)
                                                          --------     --------     --------     --------       ---------
Net asset value, end of period                            $   1.00     $   1.00     $   1.00     $   1.00       $    1.00
                                                          ========     ========     ========     ========       =========
Total return*                                                 3.94%        3.90%        1.96%        0.26%           0.01%(c)
Ratio of net expenses to average net assets+                  1.42%        1.19%        1.29%        1.12%           0.91%**
Ratio of net investment income to average net assets+         3.90%        3.93%        2.05%        0.31%           0.03%**
Net assets, end of period (in thousands)                  $  1,582     $    747     $    815     $    319       $     209
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                 1.42%        1.53%        1.31%        1.14%           0.99%**
 Net investment income                                        3.90%        3.59%        2.02%        0.29%          (0.05)%**
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 1.41%        1.19%        1.29%        1.12%           0.91%**
 Net investment income                                        3.90%        3.93%        2.05%        0.31%           0.03%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than $0.01 cent per share.
(c) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
** Annualized.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                           9/23/05 (a)
                                                           Year Ended     Year Ended           to
                                                            12/31/07       12/31/06         12/31/05
CLASS Y
Net asset value, beginning of period                        $  1.000       $  1.000         $ 1.000
                                                            --------       --------         --------
Increase from investment operations:
 Net investment income                                      $  0.048       $  0.046         $ 0.009
                                                            --------       --------         --------
Distributions to shareowners:
 Net investment income                                      $ (0.048)      $ (0.046)        $(0.009)
                                                            --------       --------         --------
Net asset value, end of period                              $   1.00       $   1.00         $  1.00
                                                            ========       ========         =======
Total return*                                                   4.96%          4.67%           2.44%(b)
Ratio of net expenses to average net assets+                    0.47%          0.47%           0.44%**
Ratio of net investment income to average net assets+           4.85%          4.54%           3.46%**
Portfolio turnover rate
Net assets, end of period (in thousands)                    $ 83,209       $ 76,726         $116,039
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                   0.47%          0.47%           0.44%**
 Net investment income                                          4.85%          4.54%           3.45%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.46%          0.47%           0.44%**
 Net investment income                                          4.86%          4.54%           3.46%**

(a)  Class Y shares were first publicly offered on September 23, 2005.
(b)  Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Cash Reserves Fund (the Fund), a series of Pioneer Money Market Trust, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income with preservation of capital and liquidity, through investments in high quality short-term securities.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Class R and Class Y shares. Class R shares and Class Y shares were first publicly offered on April 1, 2003 and September 23, 2005, respectively. As planned, on December 10, 2006 Investor Class shares converted to Class A shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $2,076 to decrease accumulated net realized loss on investments and $2,076 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     At December 31, 2007 the Fund had a net capital loss carryforward of $288,829 of which the following amounts will expire between 2010 and 2015 if not utilized; $84,385 in 2010, $1,498 in 2012, $175 in 2013 and $202,771
     in 2015.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                    2007             2006
-----------------------------------------------------------
  Distributions paid from:
  Ordinary income              $40,563,003      $37,312,460
                               -----------      -----------
    Total                      $40,563,003      $37,312,460
                               ===========      ===========

     The following shows the components of distributed earnings on a federal income tax basis at December 31, 2007.

                                     2007
------------------------------------------
  Capital loss carryforward     $(288,829)
                                ---------
    Total                       $(288,829)
                                =========

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

     Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.40% of the Fund's average daily net assets. For the year ended December 31, 2007, the net management fee was equivalent to 0.38%

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $10,598 in management fees, administrative fees and certain other services payable to PIM at December 31, 2007.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $215,730 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R Shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, is reimbursed for distribution expenses in an amount up to 0.15% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $6,095 in distribution fees payable to PFD at December 31, 2007. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                             (continued)
--------------------------------------------------------------------------------

cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $178,509 were paid to PFD.

5.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $41,252 under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 82.22% and 0%, respectively.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Money Market Trust and Shareowners of Pioneer Cash Reserves Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and in the fourth quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees noted that investment performance had improved and concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.


Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 1987.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP
---------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held   Length of Service
Name and Age                With the Fund    and Term of Office
David R. Bock (64)          Trustee          Trustee since 2005.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee          Trustee since 1997.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee          Trustee since 1990.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company)             Social Investment
                            (2004 - present); Partner, Federal City Capital Advisors        Company (privately-held
                            (boutique merchant bank) (1997 to 2004); and Executive          affordable housing
                            Vice President and Chief Financial Officer, Pedestal Inc.       finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company) Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           Positions Held  Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 1987.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 1987.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)
------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND OFFICERS

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Trustee
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              Positions Held         Length of Service
Name and Age                  With the Fund          and Term of Office
Gary Sullivan (49)            Assistant Treasurer    Since 2002. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
                                                                                          Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years                 by this Trustee
Gary Sullivan (49)            Fund Accounting Manager - Fund Accounting,                  None
                              Administration and Controllership Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,              None
                              Administration and Controllership Services since
                              June 2003 and Assistant Treasurer of all of the Pioneer
                              Funds since September 2003; Assistant Vice President -
                              Mutual Fund Operations of State Street Corporation
                              from June 2002 to June 2003 (formerly Deutsche Bank
                              Asset Management)
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006     None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $29,810 in 2007 and $28,660 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.